EQUITY (Warrants) (Details) - USD ($)		3 Months Ended	10 Months Ended	12 Months Ended
	Feb. 16, 2016	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2016	Mar. 21, 2017
Number of units authorized			5,500,000	5,500,000
Purchase price per unit			$ 1.00	$ 1.00
Exercise price of warrant					$ 0.01
Number of warrants per 100 exercised					17
Number of warrants per 100 cancelled					83
Warrants granted during period				4,128,510
Number of shares callable by warrants					283,858
Shares reserved for issuance upon warrant exercise			4,128,510	4,128,510	283,858
Common stock issued in private placement for cash, amount				$ 2,678,124
Common stock issued in private placement for cash, shares				2,840,946
Common stock to be issued in private placement for cash, amount				$ 20,000
NXDE [Member]
Term of warrants			36 months
Warrants granted during period	821,482
Stockholder loans exchanged for Units in Private Placement	$ 645,000		$ 950,000
Accrued interest exchanged for Units in Private Placement	$ 176,482		$ 337,564
Units issued in Private Placement	821,482		1,287,564
Price per share of private placement	$ 1.00
Equity Instruments to be Issued [Member]
Common stock to be issued in private placement for cash, amount				20,000
Restricted Stock [Member]
Common stock issued in private placement for cash, amount				$ 2,860,946
Common stock issued in private placement for cash, shares				2,840,946
Restricted Stock [Member] | NXDE [Member]
Exercise price of warrant			$ 2.00	$ 2.00
Term of warrants			36 months
Warrants granted during period			466,082
Number of shares callable by warrants			1,287,564	1,287,564
Stockholder loans exchanged for Units in Private Placement			$ 305,000
Accrued interest exchanged for Units in Private Placement			$ 161,082
Units issued in Private Placement			466,082
Price per share of private placement			$ 1.00	$ 1.00
Shares reserved for issuance upon warrant exercise			1,287,564	1,287,564
Private Placement December 2, 2016 [Member] | Warrant [Member]
Common stock issued in private placement for cash, amount				$ 2,860,946
Common stock issued in private placement for cash, shares				2,840,946
Private Placement December 2, 2016 [Member] | Warrant [Member] | Equity Instruments to be Issued [Member]
Common stock to be issued in private placement for cash, amount				$ 20,000